Cash and due from banks and inter-bank funds	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and due from banks and inter-bank funds
4.	Cash and due from banks and inter-bank funds

(a)	The detail of cash and due from banks is as follows:

	2023	2022
	S/(000)	S/(000)
Cash and clearing (b)	2,248,845	2,865,251
Deposits in the BCRP (b)	5,215,762	6,918,526
Deposits in banks (c)	1,609,604	2,923,999

Total cash and cash equivalent	9,074,211	12,707,776
Accrued interest	23,809	17,391
Restricted funds (d)	720,691	468,244

Total	9,818,711	13,193,411

(b)
In accordance with rules in force, Interbank is required to maintain a legal reserve to honor its obligations with the public. This reserve is comprised of funds kept in Interbank and in the BCRP and is made up as follows:

	2023	2022
	S/(000)	S/(000)
Legal reserve (*)
Deposits in the BCRP	4,593,592	6,055,726
Cash in vaults	2,005,760	2,719,277

Subtotal legal reserve	6,599,352	8,775,003
Non-mandatory reserve
Overnight deposits in BCRP (**)	622,170	762,800
Cash and clearing	243,029	145,903
Term deposits in BCRP (***)	—	100,000

Subtotal non-mandatory reserve	865,199	1,008,703

Cash balances not subject to legal reserve	56	71

Total	7,464,607	9,783,777

(*)
The legal reserve funds maintained in the BCRP are non-interest bearing, except for the part that exceeds the minimum reserve required that accrued interest at a nominal annual rate, established by the BCRP. Starting in February 2022, the rate used is the Secured Overnight Financing Rate (“SOFR”). As of December 31, 2023 and 2022, the Group presented only excess in foreign currency that accrued interest in US Dollars at an annual average rate of 4.86 and 3.79 percent, respectively.

During the years 2023, 2022 and 2021, the Group recognized income for interest related to the excess of the legal reserve, which amounted to S/194,446,000, S/61,302,000 and S/3,000, respectively, and were recorded in the item “Interest on due from banks and inter-bank funds” of the caption “Interest and similar income” of the consolidated statement of income, see Note 19.

In Group Management’s opinion, Interbank has complied with the requirements established by the rules in force related to the computation of the legal reserve.

(**)
As of December 31, 2023, corresponds to an overnight deposit in foreign currency for US$130,000,000 (approximately equivalent to S/482,170,000) and an overnight deposit in local currency for S/140,000,000, with maturity in the first days of January 2024, which accrued interest at
an annual interest rate of 5.33 and 4.0 percent, respectively (as of December 31, 2022, it corresponded to an overnight deposit in foreign currency for US$200,000,000, approximately equivalent to S/762,800,000, with maturity in the first days of January 2023 and accrued interest an annual interest rate of 4.39 percent).

During the years 2023, 2022 and 2021, the Group recognized income for interest on overnight deposits, which amounted to S/68,850,000, S/35,874,000 and S/799,000, respectively, and were recorded in the item “Interest on due from banks and inter-bank funds” of the caption “Interest and similar income” of the consolidated statement of income, see Note 19.

(***)	As of December 31, 2022, corresponded to a term deposit in local currency, matured in the first days of 2023, and accrued interest at an annual interest rate of 7.50 percent.
During the years 2023, 2022 and 2021, the Group recognized interest on time deposits, which amounted to S/36,960,000, S/48,331,000 and S/38,068,000, respectively, and were recorded in the item “Interest on due from banks and inter-bank funds” of the caption “Interest and similar income” of the consolidated statement of income, see Note 19.

(c)	Deposits in domestic banks and abroad are mainly in Soles and US Dollars, they are freely available and accrue interest at market rates.

(d)	The Group maintains restricted funds related to:

	2023	2022
	S/(000)	S/(000)
Inter-bank transfers (*)	694,118	431,052
Derivative financial instruments, Note 10(b)(i) and Note 29.1(g.2)	24,725	34,784
Others	1,848	2,408

Total	720,691	468,244

(*)	Funds held at BCRP to guarantee transfers made through the Electronic Clearing House (“CCE”, by its Spanish acronym).

(e)	Inter-bank funds
These are loans made between financial institutions with maturity, in general, minor than 30 days. As of December 31, 2023, Inter-bank funds assets and liabilities accrue interest at an annual rate of 6.75 percent in local currency and 5.5 in foreign currency (annual rate of 7.50 percent in local currency for Inter-bank funds assets and liabilities, as of December 31, 2022); and do not have specific guarantees.